Commitment and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Network Infrastructure and Buildings
Commitments and Contingencies Disclosure [Line Items]
Capital commitments contracted not yet reflected in financial statements	$ 84,000,000				¥ 547,000,000
Office
Commitments and Contingencies Disclosure [Line Items]
Total operating lease expense	78,000,000	¥ 507,000,000	¥ 494,000,000	¥ 647,000,000
IDC Facilities
Commitments and Contingencies Disclosure [Line Items]
Total operating lease expense	854,000,000	¥ 5,600,000,000	4,700,000,000	¥ 3,700,000,000
Obligations related to the entity's directors and officers
Commitments and Contingencies Disclosure [Line Items]
Fair value of indemnification obligations related to the entity's directors and officers	$ 0		¥ 0		¥ 0